Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2014
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Interest expense	8,724	10,329	17,571	20,597
Less: Interest capitalized	(660)	(373)	(1,192)	(1,119)

Interest expense, net	8,064	9,956	16,379	19,478
Interest swap cash settlements non-hedging	918	1,163	2,180	2,640
Bunkers swap cash settlements	(28)	(16)	(42)	(67)
Amortization of loan fees	282	244	596	439
Bank charges	86	8	160	96
Amortization of deferred loss on termination of financial instruments	-	219	154	435
Change in fair value of non-hedging financial instruments	(752)	(1,180)	(1,332)	(3,002)

Net total	8,570	10,394	18,095	20,019